UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    11/15/02
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                25
                                              -----------
Form 13F Information Table Value Total:       $    19,137
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 9/30/02


                                                                                                                VOTING AUTHORITY
                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                   COM    021441100        439      50,580    SH            SOLE                  50,580
Applied Materials, Inc.        COM    038222105      1,010      87,450    SH            SOLE                  87,450
Applied Micro Circuits Corp.   COM    03822W109        634     221,700    SH            SOLE                 221,700
Broadcom Corp.                 COM    111320107      1,018      95,350    SH            SOLE                  95,350
Brocade Comm Systems, Inc.     COM    111621108        892     118,490    SH            SOLE                 118,490
CIENA Corp.                    COM    171779101        236      79,400    SH            SOLE                  79,400
Cisco Systems, Inc.            COM    17275R102        976      93,100    SH            SOLE                  93,100
EMC Corp.                      COM    268648102        223      48,900    SH            SOLE                  48,900
Emulex Corp.                   COM    292475209        738      65,550    SH            SOLE                  65,550
Extreme Networks, Inc.         COM    30226D106         58      13,700    SH            SOLE                  13,700
Integrated Device Technology   COM    458118106      1,354     129,700    SH            SOLE                 129,700
Juniper Networks, Inc.         COM    48203R104        144      30,000    SH            SOLE                  30,000
KLA-Tencor Corp.               COM    482480100        655      23,450    SH            SOLE                  23,450
Linear Technology Corp.        COM    535678106      1,245      60,110    SH            SOLE                  60,110
Marvell Technology Group       COM    G5876H105      1,095      69,055    SH            SOLE                  69,055
Maxim Integrated Products      COM    57772K101      1,340      54,120    SH            SOLE                  54,120
Microchip Technology, Inc.     COM    595017104      1,814      88,700    SH            SOLE                  88,700
Micron Technology, Inc.        COM    595112103        351      28,400    SH            SOLE                  28,400
Network Appliance, Inc.        COM    64120L104        579      79,000    SH            SOLE                  79,000
Novellus Systems, Inc.         COM    670008101      1,236      59,375    SH            SOLE                  59,375
PMC-Sierra, Inc.               COM    69344F106        619     159,550    SH            SOLE                 159,550
Qlogic Corp.                   COM    747277101      1,264      48,525    SH            SOLE                  48,525
Siebel Systems, Inc.           COM    826170102        272      47,300    SH            SOLE                  47,300
VERITAS Software Corp.         COM    923436109        396      27,000    SH            SOLE                  27,000
Xilinx, Inc.                   COM    983919101        550      34,700    SH            SOLE                  34,700

REPORT SUMMARY:                 25                  19,137
